BASIS OF CONSOLIDATION AND INVESTMENTS (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investment Property, beginng balance	R$ 159,080	R$ 162,181	R$ 162,181
Cost	239,548	189,490	189,519
Accumulated depreciation	(33,594)	(30,410)	(27,338)
Acquisitions	48,000
Depreciation (note 26)	(3,048)	(3,072)
Write-off	(5,376)	(29)
Transfer between groups - fixed assets and investment property	7,298
Investment Property, ending balance	205,954	159,080	162,181
Land [member]
IfrsStatementLineItems [Line Items]
Investment Property, beginng balance	101,513	101,542	101,542
Cost	156,811	101,513	101,542
Acquisitions	48,000
Write-off		(29)
Transfer between groups - fixed assets and investment property	7,298
Investment Property, ending balance	156,811	101,513	101,542
Buildings [member]
IfrsStatementLineItems [Line Items]
Investment Property, beginng balance	57,567	60,639	60,639
Cost	82,737	87,977	87,977
Accumulated depreciation	(33,594)	(30,410)	(27,338)
Depreciation (note 26)	(3,048)	(3,072)
Write-off	(5,376)
Investment Property, ending balance	R$ 49,143	R$ 57,567	R$ 60,639